CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET SALES	$ 4,200.7	$ 3,901.3	$ 3,677.0
Cost of Goods Sold	1,528.5	1,503.8	1,391.0
GROSS PROFIT	2,672.2	2,397.5	2,286.0
Expenses:
Selling, General and Administrative Expense	903.5	904.5	975.4
Advertising and Promotion	645.1	552.8	501.7
Research and Development Expense	100.2	100.1	100.8
Other Expenses—net	48.5	4.8	9.9
EARNINGS BEFORE INTEREST AND INCOME TAXES	974.9	835.3	698.2
Interest Expense-net	50.6	65.0	52.2
EARNINGS BEFORE INCOME TAXES	924.3	770.3	646.0
Provision for Income Taxes	235.1	182.0	178.8
NET EARNINGS	689.2	588.3	467.2
Less Net Earnings Attributable to Noncontrolling Interests	5.4	7.9	10.5
Net earnings attributable to shareholders	$ 683.8	$ 580.4	$ 456.7
Earnings per Share-Basic
Net Earnings Attributable to Shareholders (in dollars per share)	$ 3.37	$ 2.84	$ 2.23
Earnings per Share-Diluted
Net Earnings Attributable to Shareholders (in dollars per share - diluted)	$ 3.36	$ 2.83	$ 2.22
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Issued, Basic	202.4	203.6	204.3
Weighted Average Number of Shares Outstanding, Basic	203.1	204.3	205.0